CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues
Total revenues	$ 343,826	$ 224,490	$ 127,049
Cost of revenues
Cost of services	(66,571)	(49,120)	(26,484)
Cost of other value-added products		(12,891)	(4,863)
Total cost of revenues	(66,571)	(62,011)	(31,347)
Gross profit	277,255	162,479	95,702
Operating expenses:
Selling expenses	(67,207)	(42,512)	(25,186)
General and administrative expenses	(70,891)	(41,547)	(22,176)
Operating income	139,157	78,420	48,340
Foreign exchange (loss) income	1	(462)	(59)
Interest income (including related party amount of US$85, US$305 and nil for the years ended December 31, 2009, 2010 and 2011, respectively)	10,483	2,390	1,205
Interest expenses	(2,746)
Realized gain-trading securities	263	282	195
Government grants	1,399	740	730
Other-than-temporary impairment on available-for-sale securities	(4,343)
Income before income taxes and noncontrolling interests	144,214	81,370	50,411
Income tax benefits (expenses)	(42,617)	(18,222)	2,199
Net income	101,597	63,148	52,610
Net (loss) income attributable to noncontrolling interests	(28)	40	(42)
Net income attributable to SouFun Holdings Limited's shareholders	101,625	63,108	52,652
Earnings per share for Class A and Class B ordinary shares
Basic	$ 1.33	$ 0.85	$ 0.71
Diluted	$ 1.24	$ 0.79	$ 0.68
Weighted average number of Class A and Class B ordinary shares outstanding:
Basic	76,492,272	74,683,593	73,986,129
Diluted	82,215,832	80,220,633	77,418,960
Marketing services
Revenues
Revenues	246,634	167,711	102,367
Listing services
Revenues
Revenues	67,125	40,355	17,559
E-commerce
Revenues
Revenues	1,657
Other value-added services
Revenues
Other sales revenues	28,410	3,001	1,745
Other value-added products
Revenues
Other sales revenues		$ 13,423	$ 5,378